Table for Form ABS-15G (Repurchase reporting)(1)

Citigroup Global Markets Mortgage Securities VII Inc. (f/k/a Salomon Brothers Mortgage Securities VII, Inc.)

Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Assets Pending Repurchase or Replacement(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
Asset Type: Residential Mortgage-Backed Securities
				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Home Equity Loan Trust, Series 2003-HE1, Asset Backed Pass-Through Certificates	# 0001228860	X	Accredited Home Lenders, Inc.	823	$124,107,047	53.62%	1	$159,591	0.07%	0	$0	0.00%	0	$0	0.00%	1	$159,591	0.07%	0	$0	0.00%	0	$0	0.00%
			Encore Credit Corp.	560	$107,331,555	46.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Home Equity Loan Trust, Series 2003-HE1, Asset Backed Pass-Through Certificates Total				1,383	$231,438,603	100.00%	1	$159,591	0.07%	0	$0	0.00%	0	$0	0.00%	1	$159,591	0.07%	0	$0	0.00%	0	$0	0.00%
Salomon Mortgage Loan Trust, Series 2003-CB1	# 0001220914	X	Credit-Based Asset Servicing and Securitization LLC	3,699	$276,420,440	100.00%	1	$127,331	0.05%	0	$0	0.00%	0	$0	0.00%	1	$127,331	0.05%	0	$0	0.00%	0	$0	0.00%
Salomon Mortgage Loan Trust, Series 2003-CB1 Total				3,699	$276,420,440	100.00%	1	$127,331	0.05%	0	$0	0.00%	0	$0	0.00%	1	$127,331	0.05%	0	$0	0.00%	0	$0	0.00%
Salomon Home Equity Loan Trust, Series 2002-CIT1	# 0001174444	X	The CIT Group/Consumer Finance, Inc., The CIT Group/Consumer Finance, Inc. (NY) and The CIT Group/Consumer Finance, Inc. (TN)	2,587	$248,068,770	100.00%	1	$39,967	0.02%	0	$0	0.00%	0	$0	0.00%	1	$39,967	0.02%	0	$0	0.00%	0	$0	0.00%
Salomon Home Equity Loan Trust, Series 2002-CIT1 Total				2,587	$248,068,770	100.00%	1	$39,967	0.02%	0	$0	0.00%	0	$0	0.00%	1	$39,967	0.02%	0	$0	0.00%	0	$0	0.00%
Salomon Mortgage Loan Trust, Series 2001-CB4	# 0001163780	X	Credit-Based Asset Servicing and Securitization LLC	4,366	$285,764,770	100.00%	1	$32,979	0.01%	0	$0	0.00%	0	$0	0.00%	1	$32,979	0.01%	0	$0	0.00%	0	$0	0.00%
Salomon Mortgage Loan Trust, Series 2001-CB4 Total				4,366	$285,764,770	100.00%	1	$32,979	0.01%	0	$0	0.00%	0	$0	0.00%	1	$32,979	0.01%	0	$0	0.00%	0	$0	0.00%
Grand Total				12,035	$1,041,692,583	100.00%	4	$359,868	0.03%	0	$0	0.00%	0	$0	0.00%	4	$359,868	0.03%	0	$0	0.00%	0	$0	0.00%

Footnotes:

(1) While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party. In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.

For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period.